Commitments and Contingencies	12 Months Ended
Feb. 28, 2026
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

16. COMMITMENTS AND CONTINGENCIES

(a) Capital and Other Commitments

As of February 28, 2026, the Group had no material off-balance sheet arrangements or capital commitments.

(b)Contingencies

From time to time, the Group may be subject to certain legal proceedings, claims and disputes that arise in the ordinary course of business. Although the outcomes of these legal proceedings cannot be predicted, the Group does not believe these actions, in the aggregate, will have a material adverse impact on its financial position, results of operations or liquidity.